Note 4. Notes Payable: Schedule of Notes Payable and Accrued Interest (Tables)	12 Months Ended
Nov. 30, 2018
Tables/Schedules
Schedule of Notes Payable and Accrued Interest

Item	Loan Amount		Accrued Interest
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2018	Nov. 30,2017
Convertible Notes Payable – Related Parties	$ 0	$ 10,000	$ 0	$ 577
Convertible Notes Payable	0	10,000	0	214
Notes Payable – Related Parties	29,400	5,000	604	9
Notes Payable	45,000	45,000	2,780	74
Total	$ 74,400	$ 70,000	$ 3,384	$ 874